Financial Risk Management - Schedule of Exposure to Foreign Currency Risk at the end of Reporting Period (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about financial instruments [abstract]
Cash at bank	$ 32,748,324	$ 55,708,444
Trade receivables	2,427,380	3,296,587
Trade payables	37,283	2,424,565	$ 25,038
Borrowings	$ 64,562,190	$ 36,162,902